SEGMENT AND GEOGRAPHICAL INFORMATION (Schedule of Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Property and equipment, net	$ 6,130	$ 5,710
GERMANY
Segment Reporting Information [Line Items]
Property and equipment, net	356	361
United States of America [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	701	422
The Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	452	624
Spain [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	113	118
Segment Geographical Groups Of Countries Other Member
Segment Reporting Information [Line Items]
Property and equipment, net	4,508	4,185
Israel [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,227	$ 3,956